Unusual or Infrequent Items Impacting Quarterly Results (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016	May 21, 2018 integer
Federal tax rate				35.00%
Carryback of net operating loss | $	$ 1,100	$ 0	$ 0
Discontinued Operations, Disposed of by Sale [Member]
Warehouse properties | integer					40
Land parcels | integer					3
Sales price | $		$ 11,700	$ 347,200